   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 1999

                                                     REGISTRATION NOS.:  2-84376
                                                                        811-3878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                       PRE-EFFECTIVE AMENDMENT NO.                           / /
                       POST-EFFECTIVE AMENDMENT NO. 16                       /X/
                                     AND/OR
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                               AMENDMENT NO. 17                              /X/
                               ------------------

         MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
        (FORMERLY NAMED DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                    ____ immediately upon filing pursuant to paragraph (b)

                    ____ on (date) pursuant to paragraph (b)

                    ____ 60 days after filing pursuant to paragraph (a)

                    _X_ on April 30, 1999 pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                             CAPTION
-----------------------------------------------  -----------------------------------------------------------------------
PART A                                                                         PROSPECTUS
 1.  ..........................................  Cover Page; Back Cover
 2.  ..........................................  Investment Objective; Principal Investment Strategies; Principal Risks;
                                                  Past Performance
 3.  ..........................................  Fees and Expenses
 4.  ..........................................  Investment Objective; Principal Investment Strategies; Principal Risks
 5.  ..........................................  Not Applicable
 6.  ..........................................  Who is Eligible to Invest in the Fund and How are Investments Made?;
                                                  Pricing Fund Shares; How to Sell Shares; Distributions
 7.  ..........................................  Who is Eligible to Invest in the Fund and How are Investments Made?;
                                                  Pricing Fund Shares; How to Sell Shares; Distributions
 8.  ..........................................  Not Applicable
 9.  ..........................................  Financial Highlights

PART B                                                             STATEMENT OF ADDITIONAL INFORMATION

    Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                        PROSPECTUS - MAY 1, 1999

Morgan Stanley Dean Witter
                                              SELECT MUNICIPAL REINVESTMENT FUND

                                 [COVER PHOTO]

                             A MUTUAL FUND THAT SEEKS TO PROVIDE A HIGH LEVEL OF
                        CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT
                                                WITH THE PRESERVATION OF CAPITAL
                    Shares of the Fund are offered exclusively to the holders of certain units of Morgan Stanley Dean Witter Select Municipal
                Trust and certain other unit investment trusts, as an investment option for reinvesting distributions received on these units.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy
 of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

                          Who is Eligible to Invest in the Fund
                          and How are Investments Made?.........................                   1
The Fund                  Investment Objective..................................                   2
                          Principal Investment Strategies.......................                   2
                          Principal Risks.......................................                   3
                          Past Performance......................................                   5
                          Fees and Expenses.....................................                   6
                          Fund Management.......................................                   7
Shareholder Information   Pricing Fund Shares...................................                   8
                          How to Sell Shares....................................                   8
                          Distributions.........................................                   9
                          Tax Consequences......................................                  10

Financial Highlights      ......................................................                  11

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

           FUND CATEGORY
           ---------------------------
       / / Growth

       / / Growth and Income

       /X/ INCOME

       / / Money Market

WHO IS ELIGIBLE TO INVEST IN THE FUND AND
HOW ARE INVESTMENTS MADE?

           Morgan Stanley Dean Witter Select Municipal Reinvestment Fund is offered exclusively to the holders of certain unit investment trusts
           (UITs) as an investment option for reinvesting distributions received on units of these trusts. Currently, only the holders of certain units of the following UITs ("Eligible Units") are eligible to reinvest UIT distributions in shares of the Fund: (i) Morgan Stanley Dean Witter Select Municipal Trust ("Select Municipal Trust"); and
           (ii) certain UITs held (in street name) by Dean Witter Reynolds Inc. Shares of the Fund may in the future also be offered to holders of other UITs.

           If you are a holder of Eligible Units and wish to participate in this reinvestment option, you should notify your broker. If you hold Eligible Units of Select Municipal Trust in certificate form, you also may participate in the reinvestment option by completing and mailing the attached pre-addressed "Authorization for Reinvestment."

           You may elect to reinvest all of your UIT distributions in the Fund, or you may elect to reinvest only the interest portion or the principal portion of the distributions. Thus, if you choose to reinvest the interest portion only and the UIT distributes proceeds from the sale or maturity of portfolio securities, these distributions will not be reinvested in shares of the Fund. By contrast, if you elect to reinvest the principal portion only and the UIT distributes interest income, these income distributions will not be reinvested in shares of the Fund. At any time, you may change the type of distributions that are reinvested in the Fund (e.g., from reinvesting interest distributions only to reinvesting all distributions) by notifying your broker or, if you hold Eligible Units of Select Municipal Trust, by notifying the UIT's Trustee in writing.

           Reinvestment of your UIT distributions in the Fund will be made at net asset value and will not be subject to any sales charge. Your UIT distributions will be invested in shares of the Fund no later than the next business day after the distribution is made. You will receive confirmations at least quarterly of your investment activity in the Fund.

           You may at any time terminate your participation in the reinvestment option and elect to receive future UIT distributions in cash by notifying your broker or if you hold units of Select Municipal Trust in certificate form, by notifying the UIT's Trustee in writing. Any instructions to your broker or, if applicable, the UIT's Trustee will be processed within 10 days of receipt.

           In addition to your right to terminate the reinvestment option, you may sell all or a portion of your Fund shares at any time.

(SIDEBAR)
INCOME
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES TO PAY OUT INCOME RATHER THAN RISE IN VALUE.
(END SIDEBAR)

THE FUND

ICON  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund") is a mutual fund that seeks to provide a high level of current income exempt from federal income tax consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

ICON  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest exclusively in securities that pay interest which, in the opinion of counsel for the securities' issuers, is exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., invests the Fund's assets in municipal obligations including bonds, notes and commercial paper. At least 75% of these municipal obligations will have the following ratings:

-                                         Municipal Bonds --                        within the three highest ratings issued
                                                                                    by Moody's Investors Service Inc.,
                                                                                    Standard & Poor's Corporation or Fitch
                                                                                    Investors Service, LP.
-                                         Municipal Notes --                        within the two highest ratings issued by
                                                                                    Moody's, S&P or Fitch, or if unrated, if
                                                                                    the issuer has an outstanding bond rated
                                                                                    within the three highest ratings issued
                                                                                    by Moody's, S&P or Fitch.
-                                         Municipal Commercial Paper --             the highest short-term rating issued by
                                                                                    Moody's, S&P or Fitch, or if unrated,
                                                                                    judged to be of comparable quality by
                                                                                    the Investment Manager.

           The Fund may invest up to 25% of its assets in other municipal bonds and notes, including unrated obligations. However, the Fund may only invest up to 5% of its assets in municipal bonds or notes rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

           Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, and its taxing power, for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of projects in sectors such as transportation, education and industrial development. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

           LEASE OBLIGATIONS. Included within the revenue securities category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment facilities.

           The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in tax-exempt, short-term instruments or hold cash in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the Fund's ability to provide a high level of tax-exempt income.

           In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

ICON  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund. The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy.

           CREDIT AND INTEREST RATE RISKS. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in various municipalities. The Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning these municipalities' abilities to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

           Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

           BOND INSURANCE RISK. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

           HOW INTEREST RATES AFFECT BOND PRICES

                                          PRICE PER $1,000 OF A
                                              MUNICIPAL BOND
                                            IF INTEREST RATES:
                                        --------------------------
                                         INCREASE      DECREASE
                                        ----------  --------------
 BOND MATURITY                  COUPON   1%    2%     1%      2%
------------------------------------------------------------------
 1 year     1999                3.00%   $990  $981  $1,010  $1,020
------------------------------------------------------------------
 5 years     2003               3.75%   $956  $914  $1,046  $1,095
------------------------------------------------------------------
 10 years    2008               4.10%   $922  $852  $1,085  $1,180
------------------------------------------------------------------
 20 years    2018               4.90%   $883  $785  $1,138  $1,302
------------------------------------------------------------------
 30 years    2028               4.95%   $861  $749  $1,175  $1,396
------------------------------------------------------------------

           Coupons reflect yields on AAA-rated municipals as of December 31, 1998. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

           The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

           If the Fund invests in "junk bonds," these investments would pose credit and interest rate risks to a greater extent than higher rated securities. For example, the prices of these obligations are likely to be more sensitive to adverse economic changes or individual municipality developments than higher rated securities.

           LEASE OBLIGATIONS. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

           Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, governmental entity, or the FDIC.

           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

ICON  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.47%
'90            5.27%
'91           12.04%
'92            8.88%
'93           11.99%
'94           -5.98%
'95           16.00%
'96            3.55%
'97            7.94%
'98            5.46%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.37% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -5.75% (quarter ended March 31, 1994). Year-to-date total
return as of March 31, 1999 was   %.
(SIDEBAR)
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR DURING THE LIFE OF THE FUND.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME.
(END SIDEBAR)

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Select Municipal Reinvestment Fund     5.46%         5.15%           7.31%
-------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond
 Index(1)                               6.48%         6.22%           8.22%
-------------------------------------------------------------------------------
 Lipper General Municipal Debt
 Funds Index(2)                         5.64%         5.70%           7.75%
-------------------------------------------------------------------------------

1 The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
2 The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

ICON  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account fees.

---------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                None
---------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage based on the lesser of the offering
 price or net asset value at redemption)            None
---------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------
 Management fee                                     0.50%
---------------------------------------------------------
 Other expenses                                     0.40%
---------------------------------------------------------
 Total annual Fund operating expenses               0.90%
---------------------------------------------------------

(SIDEBAR)
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998.
(END SIDEBAR)

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
                                  $92       $287       $498       $1,108
-------------------------------------------------------------------------

(SIDEBAR)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS
WHOLLY-OWNED SUBSIDIARY, HAS MORE THAN $   BILLION IN ASSETS UNDER MANAGEMENT OR
ADMINISTRATION AS OF MARCH 31, 1999.
(END SIDEBAR)

ICON  FUND MANAGEMENT
--------------------------------------------------------------------------------
The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of
                            Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

                            The Fund's portfolio is managed within the Investment Manager's Municipal Fixed-Income Group. James F. Willison, a Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Fund since its inception. Joseph R. Arcieri, a Vice President of the Investment Manager, has been a primary portfolio manager of the Fund since February 1997. Mr. Willison and Mr. Arcieri have been portfolio managers with the Investment Manager for over five years.

                            The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION

ICON  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

           The value of the Fund's portfolio securities are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

ICON  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order in proper form.

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact Your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered or deposited in your
[LOGO]
                    brokerage account.
--------------------------------------------------------------------------------
 By Letter          You can also sell your shares by writing a "letter of
                    instruction" that includes:
                    - your account number;
[LOGO]
                    - the dollar amount or the number of shares you wish to
                      sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee from an eligible guarantor acceptable to Morgan
                    Stanley Dean Witter Trust FSB. (You should contact Morgan
                    Stanley Dean Witter Trust FSB at (800) 869-NEWS for a
                    determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a
                    signature guarantee. Additional documentation may be
                    required for shares held by a corporation, partnership,
                    trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------

           PAYMENT FOR SOLD SHARES. After we receive your instruction to sell in proper form, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Payment may be postponed or the right to sell your shares suspended under unusual circumstances.

           REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in Fund shares at their net asset value.

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $100, if the shareholder no longer owns Eligible Units or has terminated participation in the reinvestment option.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to reelect to reinvest UIT distributions in the Fund or to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

ICON  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

           Normally, income dividends are declared on each day the New York Stock Exchange is open for business and income dividends are distributed to shareholders monthly. Any capital gains are distributed in December; if a second capital gain distribution is necessary, it is usually paid in January of the following year. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

           Distributions are reinvested automatically in additional shares of the Fund and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

ICON  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. Your reinvestment of UIT distributions on shares of the Fund is considered a purchase of Fund shares for tax purposes. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           You need to be aware of the possible tax consequences when:

           - The Fund makes distributions; and

           - You sell Fund shares.

           TAXES ON DISTRIBUTIONS. Your Fund income dividend distributions are exempt from federal tax.

           If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

           The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

           In addition, your UIT distributions are also considered distributions for federal income tax purposes, regardless of their reinvestment in shares of the Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

           TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

 FOR THE YEAR ENDED DECEMBER 31                                1998    1997    1996    1995    1994
----------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                         $12.47  $12.14  $12.48  $11.34  $12.82
----------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                       0.56    0.58    0.61    0.62    0.65
    Net realized and unrealized gain (loss)                     0.10    0.35   (0.19)   1.16   (1.40)
                                                              ------  ------  ------  ------  ------
 Total (loss) income from investment operations                 0.66    0.93    0.42    1.78   (0.75)
----------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                      (0.56)  (0.58)  (0.61)  (0.62)  (0.69)
    Net realized gain                                          (0.30)  (0.02)  (0.15)  (0.02)  (0.04)
                                                              ------  ------  ------  ------  ------
 Total dividends and distributions                             (0.86)  (0.60)  (0.76)  (0.64)  (0.73)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $12.27  $12.47  $12.14  $12.48  $11.34
----------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                  5.46%   7.94%   3.55%  16.00%  (5.98)%
----------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------
 Expenses                                                       0.91 (1)   0.95 (1)   0.94 (1)   0.97%   0.96%
----------------------------------------------------------------------------------------------------
 Net investment income                                          4.51%   4.78%   5.01%   5.14%   5.34%
----------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                      $94,478 $94,255 $92,187 $95,231 $86,405
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          31%      8%     17%     17%     18%
----------------------------------------------------------------------------------------------------

+ Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.

                                                        PROSPECTUS - MAY 1, 1999

Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make other shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            WWW.DEANWITTER.COM/FUNDS

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

Morgan Stanley Dean Witter
                                                                SELECT MUNICIPAL
                                                               REINVESTMENT FUND

                               [BACK COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                      TO PROVIDE A HIGH LEVEL OF
                                                      CURRENT INCOME EXEMPT FROM
                                                   FEDERAL INCOME TAX CONSISTENT
                                                WITH THE PRESERVATION OF CAPITAL

 TICKER SYMBOL: STERX

(MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND; INVESTMENT COMPANY ACT FILE NO. 811-3878)

                                No Postage
                                Necessary
                                If Mailed
                                In The
                                United States

                              BUSINESS REPLY MAIL
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                  FIRST CLASS PERMIT NO. 40864  NEW YORK, N.Y.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
       POSTAGE WILL BE PAID BY ADDRESSEE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
       THE CHASE MANHATTAN BANK
-----------------------------------------------------------------------------
        DEAN WITTER UNIT TRUST REINVESTMENT PROGRAM
-----------------------------------------------------------------------------
        BOWLING GREEN STATION
        P.O. BOX 5179
        NEW YORK, NY 10274-5179

                         AUTHORIZATION FOR REINVESTMENT

    I (we) hereby authorize The Chase Manhattan Bank to direct my (our) monthly payments representing interest and principal, if any, on my (our) Units of the Morgan Stanley Dean Witter Select Municipal Trust to Dean Witter Trust FSB, the Agent for the Morgan Stanley Dean Witter Select Municipal Reinvestment Fund. I
(we) understand that this authorization applies to all my (our) Units of the Series of the Trust indicated below, and that such authorization will remain in effect until such time as I (we) notify The Chase Manhattan Bank in writing to the contrary.

    I (we) acknowledge receipt of the Prospectus for the Morgan Stanley Dean Witter Select Municipal Reinvestment Fund. All dividends and capital gains of the Fund will be reinvested unless the Fund's agent is notified in writing to the contrary.

    Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

Please print exact registration of Units:                          Morgan Stanley Dean Witter Select Municipal Trust Series for
                                                                   which this authorization is given:
Name ----------------------------------------------------------
                                                                   ----------------------------------------------------------------

                                                                                     (Series number and portfolio)
----------------------------------------------------------------
Address --------------------------------------------------------   Dealer's Name --------------------------------------------------
City, State & Zip                                                  Dealer's City & State
-------------------------------------------------                  --------------------------------------------
Soc. Sec./Tax I.D. Number ---------------------------------------  Account Number at Dealer ---------------------------------------

Signature(s) of Unit Holder(s)               Date

    -------------------------------------------------------------------
                         ------------------------------

           (All joint owners must sign)

    Please contact your Financial Advisor if your Units are held by dealer.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1999
                                                           MORGAN STANLEY DEAN
                                                           WITTER
                                                           SELECT MUNICIPAL
                                                           REINVESTMENT FUND

----------------------------------------------------------------------

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated May 1, 1999) for the Morgan Stanley Dean Witter Select Municipal Reinvestment Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.

    Shares of the Fund are offered exclusively to the holders of certain units of Morgan Stanley Dean Witter Select Municipal Trust and certain other unit investment trusts, as an investment option for reinvesting distributions received on these units.

Morgan Stanley Dean Witter
Select Municipal Reinvestment Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I. Fund History........................................................................          2

II. Description of the Fund and Its Investments and Risks..............................          2

  A. Classification....................................................................          2

  B. Investment Strategies and Risks...................................................          2

  C. Fund Policies/Investment Restrictions.............................................          4

III. Management of the Fund............................................................          6

  A. Board of Trustees.................................................................          6

  B. Management Information............................................................          6

  C. Compensation......................................................................         11

IV. Control Persons and Principal Holders of Securities................................         12

V. Investment Management and Other Services............................................         12

  A. Investment Manager................................................................         12

  B. Services Provided by the Investment Manager and Fund Expenses Paid by Third
   Parties.............................................................................         13

  C. Other Service Providers...........................................................         14

VI. Brokerage Allocation and Other Practices...........................................         14

  A. Brokerage Transactions............................................................         14

  B. Commissions.......................................................................         15

  C. Brokerage Selection...............................................................         15

  D. Directed Brokerage................................................................         15

  E. Regular Broker-Dealers............................................................         15

VII. Capital Stock and Other Securities................................................         16

VIII. Purchase, Redemption and Pricing of Shares.......................................         16

  A. Purchase/Redemption of Shares.....................................................         16

  B. Offering Price....................................................................         16

IX. Taxation of the Fund and Shareholders..............................................         17

X. Calculation of Performance Data.....................................................         19

XI. Financial Statements...............................................................         20

Appendix--Ratings of Investments.......................................................         32

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Fund's assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter Select Municipal Reinvestment Fund, a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on June 1, 1983, with the name Sears Tax-Exempt Reinvestment Fund. Effective February 19, 1993, the Fund's name was changed to Dean Witter Select Municipal Reinvestment Fund. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Select Municipal Reinvestment Fund.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is to provide a high a level of current income exempt from federal income tax, consistent with the preservation of capital.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

    VARIABLE RATE OBLIGATIONS. The Fund may invest in Municipal Bonds and Municipal Notes ("MUNICIPAL OBLIGATIONS") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "DEMAND FEATURE") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The Fund may also invest in third-party put agreements.

    PUT OPTIONS. The Fund may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Fund to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

    The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

    CASH MANAGEMENT. For cash management purposes, the Fund may, without limit, invest in tax-exempt, short-term obligations or hold cash.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective and policies/restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; and (b) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. Pursue an investment objective of providing a high level of current income which is exempt from federal income tax, consistent with the preservation of capital.

         2. Invest exclusively in obligations on which the interest income is, in the opinion of counsel to the issuing authorities, exempt from federal income tax.

    The Fund may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

         2. Purchase more than 10% of all outstanding debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).

         3. Invest more than 25% of the value of its total assets in securities of issuers in any one industry (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. Industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged).

         4. Invest in common stock.

         5. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed-upon price and at or within an agreed-upon time.

         6. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

         7. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

         8. Purchase or sell commodities or commodity futures contracts.

         9. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

        10. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings.

        11. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money.

        12. Make loans of money or securities, except by the purchase of debt obligations.

        13. Make short sales of securities.

        14. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

        15. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        16. Invest for the purpose of exercising control or management of any other issuer.

        17. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

        18. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "DISCOVER BROKERAGE INDEX SERIES," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW FUNDS," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.

    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the
Investment Manager, and with the     Morgan Stanley Dean Witter Funds, the 11
TCW/DW Funds and Discover Brokerage Index Series, are shown below.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (58) ...................................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Kmart Corporation                                   Funds; Trustee of Discover Brokerage Index Series;
3100 West Big Beaver Road                               formerly Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                          Furniture Corporation (November, 1995-November, 1998) and
                                                        President and Chief Executive Officer of Hills Department
                                                        Stores (May, 1991-July, 1995); formerly variously
                                                        Chairman, Chief Executive Officer, President and Chief
                                                        Operating Officer (1987-1991) of the Sears Merchandise
                                                        Group of Sears, Roebuck and Co.; Director of Eaglemark
                                                        Financial Services, Inc. and Weirton Steel Corporation.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Charles A. Fiumefreddo* (65) .........................  Chairman, Director or Trustee, President and Chief Ex-
Chairman of the Board, President,                       ecutive Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee                     Chairman, Chief Executive Officer and Trustee of the
Two World Trade Center                                  TCW/DW Funds; Trustee of Discover Brokerage Index Series;
New York, New York                                      formerly Chairman, Chief Executive Officer and Director of the Investment Manager, Morgan Stanley Dean Witter
                                                        Distributors Inc. ("MSDW Distributors"), a wholly-owned
                                                        broker-dealer subsidiary of MSDW, and MSDW Services
                                                        Company; Executive Vice President and Director of Dean
                                                        Witter Reynolds; Chairman and Director of the Transfer
                                                        Agent; formerly Director and/or officer of various MSDW
                                                        subsidiaries (until June, 1998).

Edwin J. Garn (66) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds; Trustee of Discover Brokerage Index Series;
c/o Huntsman Corporation                                formerly United States Senator (R-Utah) (1974-1992) and
500 Huntsman Way                                        Chairman, Senate Banking Committee (1980-1986); formerly
Salt Lake City, Utah                                    Mayor of Salt Lake City, Utah (1971-1974); formerly
                                                        Astronaut, Space Shuttle Discovery (April 12-19, 1985);
                                                        Vice Chairman, Huntsman Corporation; Director of Franklin
                                                        Covey (time management systems), John Alden Financial
                                                        Corp. (health insurance), United Space Alliance (joint
                                                        venture between Lockheed Martin and the Boeing Company)
                                                        and Nuskin Asia Pacific (multilevel marketing); member of
                                                        the board of various civic and charitable organizations.

Wayne E. Hedien (65) .................................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Trustee of Discover Brokerage Index Series;
c/o Gordon Altman Butowsky                              Director of The PMI Group, Inc. (private mortgage
Weitzen Shalov & Wein                                   insurance); Trustee and Vice Chairman of The Field Museum
Counsel to the Independent Trustees                     of Natural History; formerly associated with the Allstate
114 West 47th Street                                    Companies (1966-1994), most recently as Chairman of The
New York, New York                                      Allstate Corporation (March, 1993-December, 1994) and
                                                        Chairman and Chief Executive Officer of its wholly-owned
                                                        subsidiary, Allstate Insurance Company (July, 1989-De-
                                                        cember, 1994); director of various other business and
                                                        charitable organizations.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Dr. Manuel H. Johnson (50) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Director or Trustee of the Morgan Stanley Dean Witter
Washington, D.C.                                        Funds; Trustee of the TCW/ DW Funds; Trustee of Discover
                                                        Brokerage Index Series; Director of NASDAQ (since June,
                                                        1995); Director of Greenwich Capital Markets, Inc.
                                                        (broker-dealer) and NVR, Inc. (home construction);
                                                        Chairman and Trustee of the Financial Accounting
                                                        Foundation (oversight organization of the Financial
                                                        Accounting Standards Board); formerly Vice Chairman of the
                                                        Board of Governors of the Federal Reserve System
                                                        (1986-1990) and Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (62) ...............................  General Partner, Triumph Capital, L.P., a private in-
Trustee                                                 vestment partnership; Director or Trustee of the Morgan
c/o Triumph Capital, L.P.                               Stanley Dean Witter Funds; Trustee of the TCW/ DW Funds;
237 Park Avenue                                         Trustee of Discover Brokerage Index Series; formerly Vice
New York, New York                                      President, Bankers Trust Company and BT Capital
                                                        Corporation (1984-1988); director of various business
                                                        organizations.

Philip J. Purcell* (55) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, Dean Witter Reynolds and Novus Credit
1585 Broadway                                           Services Inc.; Director of MSDW Distributors; Director or
New York, New York                                      Trustee of the Morgan Stanley Dean Witter Funds; Trustee
                                                        of Discover Brokerage Index Series; Director and/or
                                                        officer of various MSDW subsidiaries.

John L. Schroeder (68) ...............................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Trustee of the TCW/DW Funds; Trustee of
c/o Gordon Altman Butowsky                              Discover Brokerage Index Series; Director of Citizens
Weitzen Shalov & Wein                                   Utilities Company; formerly Executive Vice President and
Counsel to the Independent Trustees                     Chief Investment Officer of the Home Insurance Company
114 West 47th Street                                    (August, 1991-September, 1995).
New York, New York

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Barry Fink (44) ......................................  Senior Vice President (since March, 1997) and Secretary
Vice President,                                         and General Counsel (since February, 1997) and Director
Secretary and General Counsel                           (since July, 1998) of the Investment Manager and MSDW
Two World Trade Center                                  Services Company; Senior Vice President (since March,
New York, New York                                      1997) and Assistant Secretary and Assistant General
                                                        Counsel (since February, 1997) of MSDW Distributors;
                                                        Assistant Secretary of Dean Witter Reynolds (since August,
                                                        1996); Vice President, Secretary and General Counsel of
                                                        the Morgan Stanley Dean Witter Funds and the TCW/DW Funds
                                                        (since February, 1997); Vice President, Secretary and
                                                        General Counsel of Discover Brokerage Index Series;
                                                        previously First Vice President (June, 1993-February,
                                                        1997), Vice President and Assistant Secretary and
                                                        Assistant General Counsel of the Investment Manager and
                                                        MSDW Services Company and Assistant Secretary of the Mor-
                                                        gan Stanley Dean Witter Funds and the TCW/DW Funds.

James F. Willison (55) ...............................  Senior Vice President of the Investment Manager; Vice
Vice President                                          President of various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Joseph R. Arcieri (50) ...............................  Vice President of the Investment Manager; Vice President
Vice President                                          of various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (52) ................................  First Vice President and Assistant Treasurer of the
Treasurer                                               Investment Manager and MSDW Services Company; Treasurer of
Two World Trade Center                                  the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and
New York, New York                                      Discover Brokerage Index Series.

------------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.

    In addition, MITCHELL M. MERIN, President and Chief Operating Officer of Asset Management of MSDW, President, Chief Executive Officer and Director of the Investment Manager and MSDW Services Company, Chairman and Director of MSDW Distributors and the Transfer Agent, Executive Vice President and Director of Dean Witter Reynolds, and Director of various MSDW subsidiaries, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, MSDW Distributors and the Transfer Agent and Director of the Transfer Agent, JOSEPH
J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, PETER M. AVELAR, KEVIN HURLEY and JONATHAN R. PAGE, Senior Vice Presidents of the Investment Manager, and GERARD J. LIAN and KATHERINE H. STROMBERG, Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.

    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The Independent Trustees are charged with recommending to the full Board approval of man-agement, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expenses reimbursed from the Fund for their services as Trustee. Effective May 1, 1999, Dr. Johnson serves as Chairman of the Audit Committee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1998.

                               FUND COMPENSATION

                              AGGREGATE
NAME OF INDEPENDENT         COMPENSATION
 TRUSTEE                    FROM THE FUND
-------------------------  ---------------
Michael Bozic............         $1,450
Edwin J. Garn............          1,600
Wayne E. Hedien..........          1,600
Dr. Manuel H. Johnson....          1,550
Michael E. Nugent........          1,600
John L. Schroeder........          1,600

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. Effective May 1, 1999, Dr. Johnson serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                                     TOTAL CASH
                                                                    COMPENSATION
                               FOR SERVICE                          FOR SERVICES
                              AS DIRECTOR OR                             TO
                               TRUSTEE AND                           85 MORGAN
                             COMMITTEE MEMBER    FOR SERVICE AS     STANLEY DEAN
                               OF 85 MORGAN       TRUSTEE AND       WITTER FUNDS
                                 STANLEY        COMMITTEE MEMBER       AND 11
                               DEAN WITTER        OF 11 TCW/DW         TCW/DW
NAME OF INDEPENDENT TRUSTEE       FUNDS              FUNDS             FUNDS
---------------------------  ----------------   ----------------   --------------
Michael Bozic..............      $120,150                --           $120,150
Edwin J. Garn..............       132,450                --            132,450
Wayne E. Hedien............       132,350                --            132,350
Dr. Manuel H. Johnson......       128,400           $62,331            180,731
Michael E. Nugent..........       132,450            62,131            194,581
John L. Schroeder..........       132,450            64,731            197,181

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such Trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

         RETIREMENT BENEFITS FROM THE MORGAN STANLEY DEAN WITTER FUNDS

                             FOR ALL ADOPTING FUNDS
                           ---------------------------   RETIREMENT   ESTIMATED
                            ESTIMATED                    BENEFITS     ANNUAL
                             CREDITED                    ACCRUED     BENEFITS
                              YEARS        ESTIMATED     AS            UPON
                            OF SERVICE     PERCENTAGE    EXPENSES   RETIREMENT
                                AT             OF        BY ALL      FROM ALL
NAME OF INDEPENDENT         RETIREMENT      ELIGIBLE     ADOPTING    ADOPTING
 TRUSTEE                   (MAXIMUM 10)   COMPENSATION   FUNDS       FUNDS(2)
-------------------------  ------------   ------------   -------  --------------
Michael Bozic............          10          60.44%    $22,377  $     52,250
Edwin J. Garn............          10          60.44     35,225         52,250
Wayne E. Hedien..........           9          51.37     41,979         44,413
Dr. Manuel H. Johnson....          10          60.44     14,047         52,250
Michael E. Nugent........          10          60.44     25,336         52,250
John L. Schroeder........           8          50.37     45,117         44,343

------------------------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding, and no shareholder owned as much as 5% of the outstanding shares of the Fund.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment

Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "MANAGEMENT AGREEMENT") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the net assets of the Fund determined as of the close of each business day.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $464,650, $456,630 and $465,126, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement, will be paid by the Fund. These expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

C. OTHER SERVICE PROVIDERS

    (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

    (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

    (3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund.

    The Transfer Agent also acts as Agent for shareholders in reinvesting their unit investment trust distributions in shares of the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended December 31, 1998, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended December 31, 1998, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 1998, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series or classes of shares.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

    Under certain circumstances, the Trustees may be removed by action of the Trustees. The Shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of Shareholders are not cumulative, so that holders of more than 50% of the Shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining Shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Fund's PROSPECTUS.

B. OFFERING PRICE

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Board of Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Board of Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Board may determine to approve such recommendation or take other provisions for pricing of the Fund's portfolio securities.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    All or a portion of any of the Fund's gain from tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Fund may invest a portion of its assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on distributions of net short-term capital gains and any ordinary income on the sale of tax-exempt obligations that were purchased at a market discount. Such distributions of short-term capital gains and ordinary income are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Since the Fund's income will be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any ordinary income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

    PURCHASES AND REDEMPTIONS OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    If a shareholder realizes a loss on the redemption of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

X. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature.

    Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined as described below; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the maximum offering price per share on the last day of the period (reduced by any undeclared earned income per share that is expected to be declared shortly after the end of the period) multiplied by the average number of Fund shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield.

    To determine interest income from debt obligations, a yield-to-maturity, expressed as a percentage, is determined for obligations held at the beginning of the period, based on the current market value of the security plus accrued interest, generally as of the end of the month preceding the 30-day period, or, for obligations purchased during the period, based on the cost of the security (including accrued interest). The yield-to-maturity is multiplied by the market value (plus accrued interest) for each security and the result is divided by 360 and multiplied by 30 days or the number of days the security was held during the period, if less. Modifications are made for determining yield-to-maturity on certain tax-exempt securities. For the 30-day period ended December 31, 1998, the Fund's yield, calculated pursuant to the formula described above was 4.07%.

    The Fund may also quote a "tax-equivalent yield" determined by dividing the tax-exempt portion of quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. The Fund's tax-equivalent yield, based upon a Federal personal income tax bracket of 39.60% (the highest current individual marginal tax rate), for the 30-day period ended December 31, 1998 was 6.74% based upon the yield calculated above.

    The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total return of the Fund for the fiscal year ended December 31, 1998, and for the five and ten year periods ended December 31, 1998 were 5.46%, 5.15% and 7.31%, respectively.

    In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the Fund's total return for the fiscal year ended December 31, 1998, and for the five and ten year periods ended December 31, 1998 were 5.46%, 28.56% and 102.40%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding 1 to the Fund's aggregate total return to date and multiplying by $10,000, $50,000 or $100,000. Investments of $10,000, $50,000 and $100,000 in the Fund since inception would have grown to $34,462, $172,310, and $344,620 respectively, at December 31, 1998.

XI. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                   * * * * *

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           TAX- EXEMPT MUNICIPAL BONDS (95.6%)
           GENERAL OBLIGATION (19.1%)
$  4,000   North Slope Borough, Alaska, Ser 1996 B (MBIA)..................................   0.00%   06/30/07  $ 2,772,280
   2,000   California, Refg Dtd 10/01/98 (MBIA)............................................   4.50    10/01/28    1,840,080
   2,000   Los Angeles Unified School District, California, 1997 Ser B (FGIC)..............   5.00    07/01/23    1,986,040
   1,700   Washington Suburban Sanitation District, Maryland, Gen Constr Refg 1994.........   5.00    06/01/14    1,730,073
   1,260   New York City, New York, 1990 Ser D.............................................   6.00    08/01/07    1,278,736
   2,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC).......................   4.875   12/01/23    1,942,340
   2,000   Pennsylvania, First Ser 1995 (FGIC).............................................   5.50    05/01/12    2,139,320
   2,000   Shelby County, Tennessee, Refg 1995 Ser A.......................................   5.625   04/01/12    2,147,460
   2,000   Washington, Ser 1994 A..........................................................   5.80    09/01/08    2,169,920
                                                                                                                -----------
---------
                                                                                                                 18,006,249
  18,960
                                                                                                                -----------
---------
           EDUCATIONAL FACILITIES REVENUE (7.8%)
   2,000   District of Columbia, Georgetown University Ser 1993............................   5.375   04/01/23    2,043,980
   1,000   Massachusetts Health & Educational Facilities Authority, Boston College Ser K...   5.25    06/01/18    1,011,890
   1,500   Rutgers - The State University, New Jersey, Refg Ser R..........................   6.50    05/01/13    1,641,825
   2,000   New York State Dormitory Authority, State University Ser 1989 B.................   0.00    05/15/03    1,674,800
   1,000   Ohio Higher Educational Facility Commission, Oberlin College Ser 1993...........   5.375   10/01/15    1,032,860
                                                                                                                -----------
---------
                                                                                                                  7,405,355
   7,500
                                                                                                                -----------
---------
           ELECTRIC REVENUE (6.2%)
   2,000   South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A (MBIA)...   5.00    01/01/29    1,963,420
   2,000   Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)...............   5.00    07/01/21    1,965,540
   3,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)...........   0.00    07/01/09    1,882,080
                                                                                                                -----------
---------
                                                                                                                  5,811,040
   7,000
                                                                                                                -----------
---------
           HOSPITAL REVENUE (11.8%)
   2,000   Birmingham - Carraway Special Care Facilities Financing Authority, Alabama,
             Carraway Methodist Health Ser 1995 A (Connie Lee).............................   6.25    08/15/09    2,297,220
   2,000   Maryland Industrial Development Financing Authority, Holy Cross Health Refg Ser
             1996..........................................................................   5.50    12/01/08    2,190,680
   2,500   New Jersey Health Care Facilities Financing Authority, St Barnabas Health Care
             Refg Ser 1998 B (MBIA)........................................................   5.25    07/01/18    2,553,450
   2,000   North Central Texas Health Facilities Development Corporation, University
             Medical Center Ser 1996 (FSA).................................................   5.50    04/01/10    2,165,720
   2,000   Washington Health Care Facilities, Swedish Health Ser 1998 (AMBAC)..............   5.125   11/15/22    1,968,740
                                                                                                                -----------
---------
                                                                                                                 11,175,810
  10,500
                                                                                                                -----------
---------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (6.5%)
     700   Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser 1990........   7.25    06/01/20      738,577
   1,000   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A..........................   7.10    02/01/06    1,174,510
   2,000   Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg
             1992 Ser A....................................................................   6.40    08/15/27    2,146,400
   1,500   Matagorda County Navigation District #1, Texas, Central Power & Light Co
             Collateralized Ser 1984 A.....................................................   7.50    12/15/14    1,588,365

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$    500   Russell County Industrial Development Authority, Virginia, Appalachian
             Power Co Ser G................................................................   7.70%   11/01/07  $   535,035
                                                                                                                -----------
---------
                                                                                                                  6,182,887
   5,700
                                                                                                                -----------
---------
           MORTGAGE REVENUE - MULTI-FAMILY (1.3%)
     950   Michigan Housing Development Authority, Rental 1992 Ser A.......................   6.60    04/01/12    1,025,563
     155   Pennsylvania Housing Finance Agency, Moderate Rehabilitation - Section 8
             Assisted Issue B..............................................................   9.00    08/01/01      156,194
                                                                                                                -----------
---------
                                                                                                                  1,181,757
   1,105
                                                                                                                -----------
---------
           MORTGAGE REVENUE - SINGLE FAMILY (2.2%)
   2,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA)..............   5.875   12/01/24    2,108,380
                                                                                                                -----------
---------
           TRANSPORTATION FACILITIES REVENUE (21.6%)
   2,000   Sacramento County, California, Airport PFC Sub Refg Ser 1998 B (FGIC)...........   5.00    07/01/18    2,007,820
   1,500   San Francisco Bay Area Rapid Transit Authority, California, Sales Tax Ser 1998
             (AMBAC).......................................................................   4.75    07/01/23    1,439,190
   2,000   Lee County, Florida, Ser 1995 (MBIA)............................................   5.75    10/01/22    2,138,720
   2,000   Kansas, Highway Refg Ser 1998...................................................   5.50    09/01/14    2,192,920
   3,500   Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS.............   8.50    07/01/06    4,436,494
   2,775   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA).....................   5.55    01/01/17    2,813,156
   2,000   Ohio Turnpike Commission, Ser 1998 B (FGIC).....................................   4.50    02/15/24    1,846,980
   2,500   Puerto Rico Highway & Transportation Authority, Ser A...........................   4.75    07/01/38    2,368,125
   1,250   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC).............   4.75    01/01/22    1,187,913
                                                                                                                -----------
---------
                                                                                                                 20,431,318
  19,525
                                                                                                                -----------
---------
           WATER & SEWER REVENUE (14.5%)
   2,000   San Francisco Public Utilities Commission, California, Water 1996 Ser A.........   5.00    11/01/21    1,981,060
   2,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)........................   4.75    01/01/28    1,909,160
   1,500   Massachusetts Water Resource Authority, 1993 Ser C..............................   5.25    12/01/08    1,611,495
   2,000   Suffolk County Industrial Development Agency, New York, Southwest Sewer Ser 1994
             (FGIC)........................................................................   4.75    02/01/09    2,054,260
   1,000   Columbus, Ohio, Sewerage Refg Ser 1992..........................................   6.25    06/01/08    1,087,170
   5,000   Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B (FGIC).............   0.00    09/01/28    1,093,500
           Metropolitan Government of Nashville & Davidson County, Tennessee
   2,000     Refg of 1986..................................................................   5.50    01/01/16    2,000,800
   2,000     Refg Ser 1998 A (FGIC)........................................................   4.75    01/01/22    1,918,920
                                                                                                                -----------
---------
                                                                                                                 13,656,365
  17,500
                                                                                                                -----------
---------
           REFUNDED (4.6%)
   2,000   Nebraska Public Power District, Power Supply 1993 Ser...........................   6.125   01/01/03+   2,208,600
   2,000   Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC)............................   6.733   09/01/01+   2,186,140
                                                                                                                -----------
---------
                                                                                                                  4,394,740
   4,000
                                                                                                                -----------
---------

           TOTAL TAX-EXEMPT MUNICIPAL BONDS
           (IDENTIFIED COST $84,135,064)......................................................................
  93,790                                                                                                         90,353,901
---------                                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.7%)
$  1,000   Parrish Industrial Development Board, Alabama, Alabama Power Co Ser 1994 (Demand
             01/04/99).....................................................................   5.00*%  06/01/15  $ 1,000,000
   1,500   Lincoln County, Wyoming, Exxon Corp Ser 1984 B (Demand 01/04/99)................   5.05*   11/01/14    1,500,000
                                                                                                                -----------
---------

           TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
           (IDENTIFIED COST $2,500,000).......................................................................
   2,500                                                                                                          2,500,000
---------                                                                                                       -----------

$ 96,290 TOTAL INVESTMENTS
         (IDENTIFIED COST $86,635,064) (a)...........................................................    98.3 %   92,853,901
---------
---------

         CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................     1.7      1,623,633
                                                                                                        ------  ------------

         NET ASSETS..................................................................................   100.0 % $ 94,477,534
                                                                                                        ------  ------------
                                                                                                        ------  ------------

---------------------

   BIGS     Bond Income Growth Security
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,356,413 and the aggregate gross unrealized depreciation is $137,576, resulting in net unrealized appreciation of $6,218,837.

BOND INSURANCE
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               DECEMBER 31, 1998

Alabama...........        3.5%
Alaska............        5.2
California........        9.8
Connecticut.......        0.8
District of
 Columbia.........        2.2
Florida...........        2.2
Georgia...........        2.0
Kansas............        2.3%
Kentucky..........        4.7
Maryland..........        4.2
Massachusetts.....        5.8
Michigan..........        2.3
Nebraska..........        2.3
New Jersey........        4.4%
New York..........        5.3
Ohio..............       10.9
Pennsylvania......        3.6
Puerto Rico.......        2.5
South Carolina....        2.0
Tennessee.........        6.4%
Texas.............        5.2
Utah..............        2.1
Virginia..........        0.6
Washington........        6.4
Wyoming...........        1.6
                          ---
Total.............       98.3%
                          ---
                          ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $86,635,064)................................................................  $92,853,901
Cash...........................................................................................      262,896
Receivable for:
    Interest...................................................................................    1,391,254
    Investments sold...........................................................................      225,000
    Shares of beneficial interest sold.........................................................       22,924
Prepaid expenses and other assets..............................................................       20,537
                                                                                                 -----------

     TOTAL ASSETS..............................................................................   94,776,512
                                                                                                 -----------

LIABILITIES:
Payable for:
    Dividends and distributions to shareholders................................................      157,467
    Shares of beneficial interest repurchased..................................................       48,765
    Investment management fee..................................................................       40,081
Accrued expenses and other payables............................................................       52,665
                                                                                                 -----------

     TOTAL LIABILITIES.........................................................................      298,978
                                                                                                 -----------

     NET ASSETS................................................................................  $94,477,534
                                                                                                 -----------
                                                                                                 -----------

COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $88,241,823
Net unrealized appreciation....................................................................    6,218,837
Accumulated undistributed net realized gain....................................................       16,874
                                                                                                 -----------

     NET ASSETS................................................................................  $94,477,534
                                                                                                 -----------
                                                                                                 -----------

NET ASSET VALUE PER SHARE,
  7,700,369 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).................       $12.27
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $5,038,511
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     465,126
Transfer agent fees and expenses................................................................     208,575
Professional fees...............................................................................      47,595
Shareholder reports and notices.................................................................      45,681
Registration fees...............................................................................      42,284
Trustees' fees and expenses.....................................................................      11,997
Custodian fees..................................................................................       4,643
Other...........................................................................................      17,664
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     843,565

Less: expense offset............................................................................      (4,633)
                                                                                                  ----------

     NET EXPENSES...............................................................................     838,932
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   4,199,579
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...............................................................................   2,233,737
Net change in unrealized appreciation...........................................................  (1,505,075)
                                                                                                  ----------

     NET GAIN...................................................................................     728,662
                                                                                                  ----------

NET INCREASE....................................................................................  $4,928,241
                                                                                                  ----------
                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 1998  DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................  $      4,199,579   $      4,363,935
Net realized gain.....................................................         2,233,737             40,800
Net change in unrealized appreciation.................................        (1,505,075 )        2,564,846
                                                                        -----------------  -----------------

     NET INCREASE.....................................................         4,928,241          6,969,581
                                                                        -----------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................        (4,199,579 )       (4,363,935 )
Net realized gain.....................................................        (2,257,663 )         (170,383 )
                                                                        -----------------  -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................        (6,457,242 )       (4,534,318 )
                                                                        -----------------  -----------------
Net increase (decrease) from transactions in shares of beneficial
  interest............................................................         1,751,054           (367,052 )
                                                                        -----------------  -----------------

     NET INCREASE.....................................................           222,053          2,068,211

NET ASSETS:
Beginning of period...................................................        94,255,481         92,187,270
                                                                        -----------------  -----------------

     END OF PERIOD....................................................  $     94,477,534   $     94,255,481
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund"), formerly Dean Witter Select Municipal Reinvestment Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 aggregated $26,925,779 and $28,736,550, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,000.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1998             DECEMBER 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    1,927,460   $   24,117,738     2,165,786   $ 26,487,176
Reinvestment of dividends and distributions......................      485,655        6,019,692       345,458      4,213,763
                                                                   -----------   --------------   -----------   ------------
                                                                     2,413,115       30,137,430     2,511,244     30,700,939
Repurchased......................................................   (2,271,402)     (28,386,376)   (2,547,603)   (31,067,991)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................      141,713   $    1,751,054       (36,359)  $   (367,052)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE YEAR ENDED DECEMBER 31,
                               -------------------------------------------------------
                                  1998       1997       1996        1995       1994
--------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period....................... $    12.47  $   12.14  $   12.48  $    11.34  $   12.82
                               ----------  ---------  ---------  ----------  ---------

Income (loss) from investment
 operations:
   Net investment income......       0.56       0.58       0.61        0.62       0.65
   Net realized and unrealized
   gain (loss)................       0.10       0.35      (0.19)       1.16      (1.40)
                               ----------  ---------  ---------  ----------  ---------

Total (loss) income from
 investment operations........       0.66       0.93       0.42        1.78      (0.75)
                               ----------  ---------  ---------  ----------  ---------

Less dividends and
 distributions from:
   Net investment income......      (0.56)     (0.58)     (0.61)      (0.62)     (0.69)
   Net realized gain..........      (0.30)     (0.02)     (0.15)      (0.02)     (0.04)
                               ----------  ---------  ---------  ----------  ---------

Total dividends and
 distributions................      (0.86)     (0.60)     (0.76)      (0.64)     (0.73)
                               ----------  ---------  ---------  ----------  ---------
Net asset value, end of
 period....................... $    12.27  $   12.47  $   12.14  $    12.48  $   11.34
                               ----------  ---------  ---------  ----------  ---------
                               ----------  ---------  ---------  ----------  ---------

TOTAL RETURN+.................       5.46%      7.94%      3.55%      16.00%     (5.98)%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................       0.91%(1)      0.95%(1)      0.94%(1)       0.97%      0.96%

Net investment income.........       4.51%      4.78%      5.01%       5.14%      5.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................    $94,478    $94,255    $92,187     $95,231    $86,405

Portfolio turnover rate.......         31%         8%        17%         17%        18%

---------------------

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund"), formerly Dean Witter Select Municipal Reinvestment Fund, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 8, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1998, the Fund paid to shareholders $0.56 per share from net investment income. All of these dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
       For the year ended December 31, 1998, the Fund paid to shareholders $0.29 per share from long-term capital gains. This capital gain distribution is taxable as 20% rate gain.

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                             MUNICIPAL BOND RATINGS

Aaa        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated B generally lack characteristics of a desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca         Bonds which are rated Ca present obligations which are speculative in a high degree.
           Such issues are often in default or have other marked shortcomings.

C          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             MUNICIPAL NOTE RATINGS

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.

                        VARIABLE RATE DEMAND OBLIGATIONS

    A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                             MUNICIPAL BOND RATINGS

    A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA        Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A          Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB        Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

           Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB         Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B          Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC        Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC         The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C          The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating.

Cl         The rating "Cl" is reserved for income bonds on which no interest is being paid.

D          Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

           Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           PLUS (+) OR MINUS (  ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

           The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                             MUNICIPAL NOTE RATINGS

    Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:

    SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

    SP-2 denotes a satisfactory capacity to pay principal and interest.

    SP-3 denotes a speculative capacity to pay principal and interest.

                            COMMERCIAL PAPER RATINGS

    Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

    A-1 indicates that the degree of safety regarding timely payments is very strong.

    A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

    A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, LP ("FITCH")

                             MUNICIPAL BOND RATINGS

                                     [TO COME]

            MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

                              PART C  OTHER INFORMATION


Item 23.  EXHIBITS

     1.   Form of Amendment to the Declaration of Trust of the Registrant.

     2.   Amended and Restated By-Laws of the Registrant dated January 28, 1999.

     4. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

     8a. Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB.

     8b.   Form of Amended Services Agreement between Morgan Stanley Dean Witter
          Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

     10.  Consent of Independent Accountants.

     14.  Financial Data Schedule.

          All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None

Item 25.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)    Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)    Morgan Stanley Dean Witter California Quality Municipal Securities
(3)    Morgan Stanley Dean Witter Government Income Trust
(4)    Morgan Stanley Dean Witter High Income Advantage Trust
(5)    Morgan Stanley Dean Witter High Income Advantage Trust II
(6)    Morgan Stanley Dean Witter High Income Advantage Trust III
(7)    Morgan Stanley Dean Witter Income Securities Inc.
(8)    Morgan Stanley Dean Witter Insured California Municipal Securities
(9)    Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)   Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)   Morgan Stanley Dean Witter Insured Municipal Securities

(12)   Morgan Stanley Dean Witter Insured Municipal Trust
(13)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)   Morgan Stanley Dean Witter Municipal Income Trust
(17)   Morgan Stanley Dean Witter Municipal Income Trust II
(18)   Morgan Stanley Dean Witter Municipal Income Trust III
(19)   Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)   Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)   Morgan Stanley Dean Witter Prime Income Trust
(22)   Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)   Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)   Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Value Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Appreciation Fund
(12)   Morgan Stanley Dean Witter Capital Growth Securities
(13)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(14)   Morgan Stanley Dean Witter Convertible Securities Trust
(15)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)   Morgan Stanley Dean Witter Diversified Income Trust
(17)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)   Morgan Stanley Dean Witter Equity Fund
(19)   Morgan Stanley Dean Witter European Growth Fund Inc.
(20)   Morgan Stanley Dean Witter Federal Securities Trust
(21)   Morgan Stanley Dean Witter Financial Services Trust
(22)   Morgan Stanley Dean Witter Fund of Funds
(23)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)   Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25)   Morgan Stanley Dean Witter Global Utilities Fund
(26)   Morgan Stanley Dean Witter Growth Fund
(27)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(28)   Morgan Stanley Dean Witter Health Sciences Trust
(29)   Morgan Stanley Dean Witter High Yield Securities Inc.
(30)   Morgan Stanley Dean Witter Income Builder Fund
(31)   Morgan Stanley Dean Witter Information Fund
(32)   Morgan Stanley Dean Witter Intermediate Income Securities
(33)   Morgan Stanley Dean Witter International SmallCap Fund
(34)   Morgan Stanley Dean Witter Japan Fund
(35)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.

(37)   Morgan Stanley Dean Witter Market Leader Trust
(38)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)   Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46)   Morgan Stanley Dean Witter S&P 500 Index Fund
(47)   Morgan Stanley Dean Witter S&P 500 Select Fund
(48)   Morgan Stanley Dean Witter Select Dimensions Investment Series
(49)   Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(50)   Morgan Stanley Dean Witter Short-Term Bond Fund
(51)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)   Morgan Stanley Dean Witter Special Value Fund
(53)   Morgan Stanley Dean Witter Strategist Fund
(54)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)   Morgan Stanley Dean Witter Utilities Fund
(59)   Morgan Stanley Dean Witter Value-Added Market Series
(60)   Morgan Stanley Dean Witter Value Fund
(61)   Morgan Stanley Dean Witter Variable Investment Series
(62)   Morgan Stanley Dean Witter World Wide Income Trust

       The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)    TCW/DW Emerging Markets Opportunities Trust
(2)    TCW/DW Global Telecom Trust
(3)    TCW/DW Income and Growth Fund
(4)    TCW/DW Latin American Growth Fund
(5)    TCW/DW Mid-Cap Equity Trust
(6)    TCW/DW North American Government Income Trust
(7)    TCW/DW Small Cap Growth Fund
(8)    TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)    TCW/DW Term Trust 2000
(2)    TCW/DW Term Trust 2002
(3)    TCW/DW Term Trust 2003

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
Mitchell M. Merin             President and Chief Operating Officer of Asset
President, Chief              Management of Morgan Stanley Dean Witter & Co.
Executive Officer and         ("MSDW"); Chairman and Director of Morgan Stanley Dean
Director                      Witter Distributors Inc. ("MSDW Distributors") and Morgan
                              Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
                              Chief Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW Services");
                              Executive Vice President and Director of Dean Witter
                              Reynolds Inc. ("DWR"); Director of various MSDW
                              subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and Chief           President and Chief Financial Officer of MSDW Services;
Financial Officer             Director of DWR and MSDW.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President,     and and Discover Brokerage Index Series; Director of MSDW Trust.
Chief Investment
Officer

Ronald E. Robison             Executive Vice President, Chief Administrative Officer and Director
Executive Vice President      of MSDW Services; Vice President of the Morgan Stanley
Chief Administrative          Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan
                              Stanley Dean Witter Funds, TCW/DW Funds and Discover
                              Brokerage Index Series.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rosalie Clough
Senior Vice President
and Director of Marketing

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds,
                              TCW/DW Funds and Discover Brokerage Index Series.

Rajesh K. Gupta               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds and Discover Brokerage Index Series.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
James Solloway
Senior Vice President

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Frank Bruttomesso             First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of the Morgan Stanley
and Assistant                 Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.
Secretary

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial and Accounting Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds, TCW/DW Funds and Discover
                              Brokerage Index Series.

Thomas Chronert
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds,
                              TCW/DW Funds and Discover Brokerage Index Series.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

LouAnne D. McInnis            First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.


NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.

Ruth Rossi                    First Vice President and Assistant Secretary of
First Vice President          the Morgan Stanley Dean Witter Funds, TCW/DW Funds and
and Assistant Secretary       Discover Brokerage Index Series.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen
Vice President

Michael Durbin
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
Sheila Finnerty               Vice President of Morgan Stanley Dean Witter Prime
Vice President                Income Trust.

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Todd Lebo                     Vice President and Assistant Secretary of
Vice President                MSDW Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.


NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts              Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti               Vice President of Morgan Stanley Dean Witter Information
Vice President                Fund.

Anne Pickrell                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Howard A. Schloss             Vice President of Morgan Stanley Dean Witter Federal
Vice President                Securities Trust.

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------------
James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President

Item 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Value Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Appreciation Fund
(12)   Morgan Stanley Dean Witter Capital Growth Securities
(13)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(14)   Morgan Stanley Dean Witter Convertible Securities Trust
(15)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)   Morgan Stanley Dean Witter Diversified Income Trust
(17)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)   Morgan Stanley Dean Witter Equity Fund
(19)   Morgan Stanley Dean Witter European Growth Fund Inc.
(20)   Morgan Stanley Dean Witter Federal Securities Trust
(21)   Morgan Stanley Dean Witter Financial Services Trust
(22)   Morgan Stanley Dean Witter Fund of Funds
(23)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)   Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25)   Morgan Stanley Dean Witter Global Utilities Fund
(26)   Morgan Stanley Dean Witter Growth Fund
(27)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(28)   Morgan Stanley Dean Witter Health Sciences Trust
(29)   Morgan Stanley Dean Witter High Yield Securities Inc.
(30)   Morgan Stanley Dean Witter Income Builder Fund
(31)   Morgan Stanley Dean Witter Information Fund
(32)   Morgan Stanley Dean Witter Intermediate Income Securities

(33)   Morgan Stanley Dean Witter International SmallCap Fund
(34)   Morgan Stanley Dean Witter Japan Fund
(35)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)   Morgan Stanley Dean Witter Market Leader Trust
(38)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)   Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46)   Morgan Stanley Dean Witter Prime Income Trust
(47)   Morgan Stanley Dean Witter S&P 500 Index Fund
(48)   Morgan Stanley Dean Witter S&P 500 Select Fund
(49)   Morgan Stanley Dean Witter Short-Term Bond Fund
(50)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)   Morgan Stanley Dean Witter Special Value Fund
(52)   Morgan Stanley Dean Witter Strategist Fund
(53)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)   Morgan Stanley Dean Witter Utilities Fund
(58)   Morgan Stanley Dean Witter Value-Added Market Series
(59)   Morgan Stanley Dean Witter Value Fund
(60)   Morgan Stanley Dean Witter Variable Investment Series
(61)   Morgan Stanley Dean Witter World Wide Income Trust
(1)    TCW/DW Emerging Markets Opportunities Trust
(2)    TCW/DW Global Telecom Trust
(3)    TCW/DW Income and Growth
(4)    TCW/DW Latin American Growth Fund
(5)    TCW/DW Mid-Cap Equity Trust
(6)    TCW/DW North American Government Income Trust
(7)    TCW/DW Small Cap Growth Fund
(8)    TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                     POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                     -------------------------------------------

Christine Edwards        Executive Vice President, Secretary, Director and Chief
                         Legal Officer.

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

NAME                     POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                     -------------------------------------------

Fredrick K. Kubler       Senior Vice President, Assistant Secretary and Chief
                         Compliance Officer.

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vidala           Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

     None.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of February, 1999.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

                                        By  /s/ Barry Fink
                                           -------------------------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                            Title                  Date
          ----------                            -----                  ----

(1) Principal Executive Officer            President, Chief
                                           Executive Officer,
                                           Trustee and Chairman

By  /s/ Charles A. Fiumefreddo                                         02/24/99
   --------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer            Treasurer and Principal
                                           Accounting Officer

By  /s/ Thomas F. Caloia                                               02/24/99
   --------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

  Charles A. Fiumefreddo (Chairman)
  Philip J. Purcell

By  /s/ Barry Fink                                                     02/24/99
   --------------------------------
        Barry Fink
        Attorney-in-Fact

  Michael Bozic
  Edwin J. Garn
  John R. Haire
  Wayne E. Hedien
  Manuel H. Johnson
  Michael E. Nugent
  John L. Schroeder

By  /s/ David M. Butowsky                                              02/24/99
   --------------------------------
        David M. Butowsky
        Attorney-in-Fact

                                    EXHIBIT INDEX



     1.   Form of Amendment to the Declaration of Trust of the Registrant.

     2.   Amended and Restated By-Laws of the Registrant dated January 28, 1999.

     4. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

     8a. Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB.

     8b. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

     10.  Consent of Independent Acountants

     14.  Financial Data Schedule.